Mineral Properties	12 Months Ended
Feb. 29, 2012
Mineral Industries Disclosures [Abstract]
Mineral Properties

5.	Mineral Properties

Alaska Mineral Properties

Dime Creek Property

The Company has a total of 12 mining claims in Dime Creek, which are located near Nome in the State of Alaska.

Livengood Property

The Company has a total of 13 mining claims located in the Livengood-Tolovana Mining District, Alaska, USA, known as the Livengood Claims.

Fish Creek Property

The Company has a 50% joint lease interest in 30 claims located in the Fairbanks Mining Division, Alaska, USA, known as the Fish Creek Claims. During fiscal 2003, the Company optioned its 50% interest in the lease to Teryl Resources Corp. (“Teryl”), a related company (Note 8). Under the terms of the agreement, Teryl issued 200,000 common shares to the Company at a fair value of $80,000 and must expend $500,000 over three years.

The Company retained a 5% net royalty interest, until US$2,000,000 has been received, and may convert into a 25% working interest. The Company entered into an amending agreement with Teryl to extend the term of the original agreement until 7 March 2007, in which Teryl issued 100,000 common shares to the Company, and also agreed to expend a minimum of US$500,000 within two years from the date of that amending agreement. All other terms of the original agreement remain the same. During March, 2011, the Company entered into a further agreement with Teryl to extend the term of the original agreement until 5 March 2012. On December 1, 2011 the Company and Teryl further amended the agreement to include the following terms:

–	Teryl applies $75,000 owed by the Company to Teryl towards the above stated minimum exploration budget of US$500,000;

–	Teryl has an option to pay the expenditures for the Fish Creek property in cash in lieu of the exploration costs to the Company; and

–	The term of the agreement is extended to March 5, 2013.

Teryl exercised its option to pay the expenditures in cash in lieu of the exploration costs to the Company. As a result, $75,000 advanced to the Company by Teryl was applied as a recovery of exploration costs for the year ended February 29, 2012.

Trout Claims

On January 27, 2010 the Company entered into a mining agreement with the 100% owner (the “Owner”) of eleven mining claims named Trout Claims located in the Fairbanks Recording District, Alaska, for an option to execute a five year lease. In accordance with the mining agreement, upon payment of US$7,500 (paid) to the Owner the Company obtained the option to execute the five year lease. The terms of the lease option are as follows:

–	Initial non-refundable payment of US$1,500 at signing of the lease agreement (paid);

–	Annual work commitment of US$10,000 (paid for 2011);

–	Consideration to the Owner on August 1 of each of the five calendar years:

●	2011: Cash payment of US$5,000 (paid)

●	2012: Cash payment of US$10,000 ($5,000 paid)

●	2013: Cash payment of US$15,000 and issuance of 10,000 common shares of the Company

●	2014: Cash payment of US$15,000 and issuance of 50,000 common shares of the Company

●	2015: Cash payment of US$500,000 and issuance of the Company’s common shares valued at US$500,000 to a maximum of one million shares and granting of 4% Net Smelter Return to the Owner in exchange for 100% ownership in Trout Claims

Coho Claims

On January 27, 2010 the Company entered into a mining agreement with the 100% owner (the “Owner”) of ten mining claims named Coho Claims located in the Fairbanks Recording District, Alaska, for an option to execute a five year lease. In accordance with the mining agreement, upon payment of US$7,500 (paid) to the Owner the Company obtained the option to execute the five year lease. The terms of the lease option are as follows:

–	Initial non-refundable payment of US$1,500 at signing of the lease agreement (paid);

–	Annual work commitment of US$10,000;

–	Consideration to the Owner on August 1 of each of the five years:

●	2011: Cash payment of US$5,000 (not paid)

●	2012: Cash payment of US$10,000

●	2013: Cash payment of US$15,000 and issuance of 10,000 common shares of the Company

●	2014: Cash payment of US$15,000 and issuance of 50,000 common shares of the Company

●	2015: Cash payment of US$500,000 and issuance of the Company’s common shares valued at US$500,000 to a maximum of one million shares and granting of 4% Net Smelter Return to the Owner in exchange for 100% ownership in Coho Claims

As at February 29, 2012, Coho Claims lease option was no longer in effect.

The following is a summary of mineral property expenditures related to the Alaska Mineral Properties for the years ended February 29, 2012 and February 28, 2011:

	For the Year Ended February 29, 2012	For the Year Ended February 28, 2011
	$	$
Exploration and development costs
Assaying	26,853	16,046
Field supplies and other	-	-
Geological consulting	1,680	3,041
Staking and recording fees	21,577	35,189

	50,110	54,276

Recovery of exploration costs	75,000	-